Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net
Intangible Assets, Net

9.Intangible Assets, Net

Intangible assets, net consist of the following:

	Amortization
	Period (years)	December 31, 2022	December 31, 2021
Franchise right – authorized by THRI	20	69,646,000	63,757,000
Franchise right – upfront franchise fees	2 – 12	51,035,322	28,156,287
Less: accumulated amortization		(24,663,009)	(14,319,607)
Intangible assets, net		96,018,313	77,593,680

Amortization of intangible assets was RMB9,319,001, RMB6,763,487 and RMB4,136,128, out of which, RMB3,712,684, RMB3,223,700 and RMB 3,444,650 was recognized in Franchise and royalty expenses for the years ended December 31, 2022, 2021 and 2020, respectively.

9.Intangible Assets, Net (continued)

The estimated future amortization expenses related to the intangible assets are set forth as follows:

Year ending December 31, 2023	11,511,475
2024	11,361,548
2025	11,069,647
2026	10,139,360
2027	8,665,568
Thereafter	43,270,715
96,018,313